Provisions - Summary of Provisions (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure Of Provisions [Line Items]
Beginning balance	SFr 31,553
Reversal of provision	(622)
Payment upon reaching milestones	(12,120)
Unwinding of discount on provisions	1,308	SFr 653
Variation due to assumption adjustment	(8,856)
Foreign exchange difference	(260)
Ending balance	11,003	31,553
thereof current	3,094	12,083
thereof non-current	7,909	19,470
Contingent liabilities [member]
Disclosure Of Provisions [Line Items]
Beginning balance	30,831
Payment upon reaching milestones	(12,120)
Unwinding of discount on provisions	1,308
Variation due to assumption adjustment	(8,892)
Foreign exchange difference	(260)
Ending balance	10,867	30,831
thereof current	2,958
thereof non-current	7,909
Legal and regulatory [member]
Disclosure Of Provisions [Line Items]
Beginning balance	722
Reversal of provision	(622)
Variation due to assumption adjustment	36
Ending balance	136	SFr 722
thereof current	SFr 136		SFr 136